CONSOLIDATED BALANCE SHEET - Parenthetical - $ / shares	Nov. 30, 2018	Nov. 30, 2017
Details
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	50,000	50,000
Preferred Stock, Shares Outstanding	50,000	50,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	90,000,000	90,000,000
Common Stock, Shares, Issued	6,491,190	4,140,750
Common Stock, Shares, Outstanding	6,491,190	4,140,750